Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [text block] [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 14 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

“Related Parties” – As defined in IAS 24 – ‘Related Party Disclosures” (hereinafter- “IAS 24”)

Key management personnel of the Company - included together with other entities, in the said definition of “Related Parties” mentioned in IAS 24, include some members of senior management.

a.	Transactions with related parties:

1):

	Year ended on December 31,
	2020	2019	2018
	USD in thousands
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company* (2020: 3 2019: 2 recipients; 2018 : 1 recipients)	629	389	621
Compensation to directors (2020:10 recipients 2019:5 recipients, 2018:8 recipients) **	1,115	326	131

Directors’ and Officers’ insurance	405	158	91
Consultant services (see 4g and 4e below)	208	404	-

*

Includes granted options benefit aggregated to USD 189 thousand, USD 61 thousand and USD 24 thousand for the years ended December 31, 2020, 2019 and 2018, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 11c.

Also in 2020 including provision for bonus of approximately USD 34 thousand

**	Includes granted options benefit aggregated to USD 734 thousand, USD 126 thousand and USD 47 thousand for the years ended December 31, 2020, 2019 and 2018, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 11c.

2)	a. Compensation to key management personnel

The compensation to key management personnel for employment services they provide to the Company is as follows:

	Year ended on December 31,
	2020		2019		2018
	USD in thousands
For employment services:
Payroll and other short-term benefits	440	*	328	**	597	***
Share based payments	189		61		24
	629		389		621

*	Including provision for bonus of approximately USD 53 thousand.

**	Including provision for bonus of approximately USD 46 thousand.

***	Including provision for bonus of approximately USD 88 thousand and provision for termination of employment of approximately USD 158 thousand

3)	Eventer – transaction with related parties

15.10- December 31, 2020
USD in thousands (*)
Revenues	53
Cost of sales expenses	48
R&D expenses	210

*	Screenz cross media Ltd. Media and Rabbi Interactive Ltd. related party of Eventer.

4)	Indemnification, exemption and insurance for directors and officers of the Company

a.	The Company provides its directors and officers with an obligation for indemnification and exemption.

b.

The Company has a directors and officers’ liability insurance policy covering all Company’s directors and officers. The Company currently has directors’ and officers’ liability insurance providing total coverage of $7 million for the benefit of all of the Company directors and officers, in respect of which we are charged a twelve-month premium of $653, and which includes a deductible of up to $1 million per claim, other than securities related claims filed in the United States or Canada, for which the deductible will not exceed $2.5 million and $5 million in respect of claim with respect to Mergers and Acquisitions.

5)	Transactions

a.	On May 30, 2019, ScoutCam entered into an intercompany agreement with Medigus (the “Intercompany Agreement”) according to which ScoutCam agreed to hire and retain certain services from Medigus. The agreed upon services provided under the Intercompany Agreement included: (1) lease of office space and clean room based on actual space utilized by ScoutCam Ltd. and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a ScoutCam employee car; (4) external accountant services at a price of USD 6,000 per annum; (5) directors and officers insurance at a sum of 1/3 of Parent company cost; (6) CFO services at a sum of 50% of Parent company CFO employer cost; (7) every direct expense of ScoutCam that is paid by the Parent company in its entirety subject to approval of such direct expenses in advance; and (8) any other mutual expense that is borne by the parties according to the respective portion of the Mutual Expense.

In addition, ScoutCam’s employees provide support services to Medigus.

b.	On June 3, 2019, the Company executed a capital contribution on account of additional paid in capital into ScoutCam of an aggregate amount of USD 720 thousand.

c.	On August 27, 2019, the Company provided ScoutCam with a line of credit in the aggregate amount of USD 500 thousand and, in exchange, ScoutCam agreed to grant the Company a capital note that will bear an annual interest rate of 4%. The repayment of the credit line amount shall be spread over one year in monthly payments beginning January 2020.

d.	On July 31, 2019, ScoutCam and Prof. Benad Goldwasser entered into a consulting agreement, whereby Prof. Goldwasser agreed to serve as chairman of the board of directors of ScoutCam, effective retroactively to March 1, 2019, in consideration for, inter alia, a monthly fee of $10 thousand and options representing 5% of the Company fully-diluted share capital as of the Closing Date (see note 14(a)(4)(f)).

e.	During December 2019, ScoutCam entered into a consulting agreement with Shrem Zilberman Group Ltd. (the “Consultant”) in the amount of USD 165 thousand. A director of ScoutCam is related to one of the Consultant’s shareholders.

In addition, the Consultant will be entitled to receive the amount representing 3% of any exercise price of each Warrant A or Warrant B that may be exercised in the future (see note 3). In the event the total proceeds received as a result of exercise of Warrants will be less than $2 million at the time of their expiration, the Consultant will be required to invest $250 thousand in ScoutCam Inc.

f.	On February 12, 2020, ScoutCam’s Inc. Board of Directors authorized the grant of options to purchase 2,235,691 shares of Common Stock to Professor Benad Goldwasser, ScoutCam’s Inc. Chairman of the Board, and options to purchase 1,865,346 shares of Common Stock to certain officers of ScoutCam Inc. Each option is convertible into one share of common stock of ScoutCam Inc. of $0.001 par value at an exercise price of $0.29.

g.

On May 1, 2019, the Company entered into a consulting agreement, or the Consulting Agreement, with L.I.A Pure Capital Ltd. or Pure Capital, a company owned by Kfir Zilberman for the provision of business development and strategic consulting services, including ongoing consulting to the Company, its management and its chief executive officer in the fields of M&A and investment activities. In consideration for its services, Pure Capital is entitled to a monthly fee of NIS 40 thousand (approximately $11,500), a finder’s fee of 5% of any investment of equity or debt introduced by him to the Company and reimbursement of expenses of up to $1 thousand per month. As part of Gix investment Pure capital received a finder fee in the amount of USD 125 thousand. On January 10, 2021, the Company and Pure Capital entered into amendment no. 2 of the Consulting Agreement. Under amendment no. 2, Pure Capital shall be entitled to a special bonus upon consummation of an offering of the Company’s securities. The special bonus will depend on the gross proceeds of such an offering.

The transaction also includes granted options benefit aggregated to USD 189 thousand in 2020.

b.	Balances with related parties:

	December 31,
	2020	2019
	USD in thousands
Current liabilities, presented in the balance sheets among “accrued expenses and other liabilities”:
Directors fee	33	36
Consultant services	91	204
Payroll, provision for bonus and for termination of employment	15	52
	139	292

December 31, 2020
USD in thousands
Current assets, presented in the balance sheets among “accounts receivable - trade”: *	261
261

*	Screenz cross media Ltd. Media and Rabbi Interactive Ltd. related party of Eventer.

c.	As to options granted to related parties, see Note 11c.